Interim Condensed Balance Sheets (Parentheticals)	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Accounts payable, related party (in Dollars) | $	$ 10,000	$ 15,000
Preferred shares, par value (in Francs per share) | (per share)	$ 0.0369	$ 0.0369
Preferred shares, registered shares issued	1,249,904
Preferred shares, registered shares outstanding	1,249,904
Preferred shares, par value (in Dollars per share) | (per share)	$ 0.0369	$ 0.0369
Common shares, par value (in Francs per share) | (per share)	$ 0.0369	$ 0.0369
Common shares, registered shares issued	4,152,056	3,159,535
Common shares, registered shares outstanding	4,152,056	3,159,535
Common shares, par value (in Dollars per share) | (per share)	$ 0.0369	$ 0.0369
Preferred Participation Certificates
Preferred shares, par value (in Francs per share) | (per share)	$ 0.0369	$ 0.0369
Preferred shares, registered shares issued	583,198	206,452
Preferred shares, registered shares outstanding	583,198	206,452
Preferred shares, par value (in Dollars per share) | (per share)	$ 0.0369	$ 0.0369